Income Tax - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax loss carryforwards and investment credits	$ 827	$ 908
Less unrecognized tax benefit	(180)	(238)
Tax loss carryforward net of unrecognized tax benefit	647	670
Inventory valuation	22	15
Impairment and restructuring charges	15	16
Fixed asset depreciation in arrears	44	39
Capitalized development costs	80	63
Receivables for government funding	5	13
Tax credits granted on past capital investments	1,156	1,147
Pension service costs	73	82
Stock awards		5
Commercial accruals	21	15
Other temporary differences	86	78
Total deferred tax assets	2,149	2,143
Valuation allowances	(1,585)	(1,607)
Deferred tax assets, net	564	536
Accelerated fixed asset depreciation	(16)	(26)
Acquired intangible assets	(11)	(11)
Advances of government funding	(16)	(23)
Other temporary differences	(8)	(3)
Deferred tax liabilities	(51)	(63)
Net deferred income tax asset	$ 513	$ 473